Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure	Equity grants to all of our executive officers, including the NEOs, must be approved by the Committee, which consists entirely of independent trustees. Grants occur only at meetings or upon
written actions of the Board or the Committee and are made
effective as of the date of the meeting or written action or a future date if appropriate, such as in the case of a new hire. In
2024, the Committee delegated limited authority to Mr. Singelyn to approve equity awards to employees who are not executive
officers. The Committee has also delegated such authority to Mr.
Smith for 2025.
Equity awards are not timed in coordination with the release of material non-public information (including for the purpose of affecting the value of executive compensation or otherwise).
Awards are also subject to the terms of the 2021 Equity
Incentive Plan. All awards of RSUs granted to date to employees under the 2021 Equity Incentive Plan vest over several years.
Award Timing Method	Equity awards are not timed in coordination with the release of material non-public information (including for the purpose of affecting the value of executive compensation or otherwise).
Award Timing Predetermined	false
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	not timed
MNPI Disclosure Timed for Compensation Value	false